As filed with the Securities and Exchange Commission on December 15, 2000
                                              Securities Act File No. 333-41490
                                       Investment Company Act File No. 811-6304
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              -------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                              -------------------

                        Pre-Effective Amendment No.                   / /

                        Post-Effective Amendment No. 1                /X/
                       (Check appropriate box or boxes)

                              -------------------

                           Merrill Lynch Short Term
                          U.S. Government Fund, Inc.*
            (Exact Name of Registrant as Specified in its Charter)

                              -------------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                              -------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                              -------------------

                                Terry K. Glenn
             Merrill Lynch Short Term U .S. Government Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                              -------------------

                                  Copies to:

     Frank P. Bruno, Esq.                      Michael J. Hennewinkel, Esq.
      BROWN & WOOD, LLP                 MERRILL LYNCH INVESTMENT MANAGERS, L.P.
    One World Trade Center                     800 Scudders Mill Road
 New York, New York 10048-0557                  Plainsboro, NJ 08536

                              -------------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

                              -------------------

     Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

===============================================================================
* Formerly, Merrill Lynch Adjustable Rate Securities Fund, Inc

This amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C of the Registration Statement (including signature page).

     Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-41490) filed on October 12, 2000.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Article VI of Registrant's Articles of Incorporation, Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland, provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Exhibit
Number    Description
-------   -----------

1   (a) - Articles of Incorporation of the Registrant, dated April 18, 1991.(a)
    (b) - Articles of Amendment to Articles of Incorporation of the
          Registrant, dated May 31, 1994.(b)
    (c) - Articles of Amendment to Articles of Incorporation of the Registrant, dated October 17, 1994.(a)
    (d) - Articles Supplementary to Articles of Incorporation of the Registrant, dated October 17, 1994.(a)
    (e) - Articles of Amendment to Articles of Incorporation of Registrant, dated September 25, 2000.(e)
2       - By-Laws of the Registrant.(a)
3       - Not Applicable.
4       - Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Intermediate Government Bond Fund (included as
          Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).
5       - Portions of the Articles of Incorporation and By-Laws of the
          Registrant defining the rights of stockholders of the Registrant.(c)
6       - Form of Amended and Restated Management Agreement between the
          Registrant and Merrill Lynch Investment Managers, L.P.(e)
7   (a) - Form of Distribution Agreement between the Registrant and
          FAM Distributors, Inc. (the "Distributor").(f)
8       - Credit Agreement between the Registrant and a syndicate of banks.(d)
9   (a) - Custody Agreement between the Registrant and The Bank of New York.(a)
    (b) - Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(a)
    (c) - License Agreement Relating to Use of Name between the Registrant and Merrill Lynch & Co., Inc.(a)
10  (a) - Form of Amended and Restated Class B Distribution Plan of the
          Registrant.(e)
    (b) - Form of Amended and Restated Class C Distribution Plan of the Registrant.(e)
    (c) - Form of Amended and Restated Class D Distribution Plan of the Registrant.(e)
11      - Opinion and Consent of Brown & Wood LLP, counsel to the
          Registrant.(i)
12      - Private Letter Ruling from the IRS.
13      - Not Applicable.
14      - Consent of Deloitte & Touche, LLP, independent auditors for the
          Registrant and for Merrill Lynch Intermediate Government Bond
          Fund. (i)
15      - Not Applicable.
16      - Power of Attorney.(g)
17  (a) - Prospectus dated September 29, 2000 and Statement of Additional
          Information dated September 29 2000, of the Registrant. (i)
    (b) - Annual Report to Stockholders of the Registrant, as of May 31,
          2000. (i)
    (c) - Annual Report to Shareholders of Merrill Lynch Intermediate Government Bond Fund, as of October 31, 1999. (i)
    (d) - Semi-Annual Report to Shareholders of Merrill Lynch Intermediate Government Bond Fund, as of April 30, 2000. (i)
    (e) - Form of Proxy. (i)
    (f) - Code of Ethics.(h)
--------------------
(a) Filed on September 27, 1995, as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement under the Securities Act of 1933, as amended, on Form N-lA (File No. 33-40332) (the "Registration Statement").
(b)  Reference is made to Article V, Article VI (section 3), Article VII,
     Article VIII and Article X of the Registrant's Articles of Incorporation, previously filed as Exhibit 1 to the Registration Statement; and to
     Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit 2 to the Registration Statement.
(c) Filed on October 14, 1994, as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement.
(d) Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-IA of Master Premier Growth Trust (File No. 811-09733) filed December 21, 1999.
(e)  Filed on September 28, 2000, as an Exhibit to Post-Effective Amendment
     No. 14 to the Registration Statement.
(f) Filed on July 5, 2000, as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement.
(g) Included on the signature page of the N-14 Registration Statement filed on July 14, 2000 and incorporated herein by reference.
(h) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1 A of Merrill Lynch Middle East/Africa Fund, Inc. (File No. 33-55843), filed on March 29, 2000.
(i) Filed on October 12, 2000, as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.

Item 17. Undertakings.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 15th day of December, 2000.

                            MERRILL LYNCH SHORT TERM U.S. GOVERNMENT FUND, INC.
                                                   (Registrant)


                           By:   /s/ Donald C. Burke
                              -------------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signatures                         Title                            Date
       ----------                         -----                            ----

      Terry K. Glenn*              President and Director
--------------------------         (Principal Executive Officer
     (Terry K. Glenn)

      Donald C. Burke*             Vice President and Treasurer
--------------------------           (Principal Financial
     (Donald C. Burke)               and Accounting Officer

       Joe Grills*                 Director
--------------------------
      (Joe Grills)

       Walter Mintz*               Director
--------------------------
      (Walter Mintz)

   Robert S. Salomon, Jr.*         Director
---------------------------
  (Robert S. Salomon, Jr.*)

      Melvin R. Seiden*             Director
---------------------------
     (Melvin R. Seiden)

    Stephen B. Swensrud*            Director
---------------------------
   (Stephen B. Swensrud)

*By : /s/ Donald C. Burke                                     December 15, 2000
    ---------------------------------
     (Donald C. Burke,
     Attorney-in-Fact)

                                 EXHIBIT INDEX

Exhibit
Number          Description
-------         -----------

12   -          Private Letter Ruling from the IRS.

Internal Revenue Service                      Department of the Treasury

Index Number:         368-03.00               Washington, DC 20224


Merrill Lynch Short-Term U.S Government       Person to contact
Fund, Inc.                                    Christopher Bass - 50-08512
Attn.: Donald C. Burke                        Telephone Number.
Vice President and Treasurer                  (202) 622-7770
800 Scudders Mill Road                        Refer Reply to:
Plainsboro, NJ 08536                          CC: CORP:2 -PLR-113981-00
                                              Date:
                                              December 14, 2000

Legend:

Acquiring        =    Merrill Lynch Short-Term U.S Government Fund, Inc. (f/k/a)
                      Merrill Lynch Adjustable Rate Fund)
                      a Maryland Corporation
                      EIN: 22-3119859

Target Fund      =    Merrill Lynch Intermediate Government Bond Fund, Inc.
                      a Massachusetts Corporation
                      EIN: 04-2933936

State X          =    Maryland

State Y          =    Commonwealth of Massachusetts

a                =    65

Dear Mr. Burke:

     This letter responds to your representative's July 18, 2000 request for rulings under ss. 368(a)(1)(C) of the Internal Revenue Code on behalf of the above-captioned taxpayers. Additional information was received on November 15 and December 6, 2000. The information submitted for consideration is summarized below.

     Acquiring is organized under the laws of State X and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under ss.ss. 851-855 of the Internal Revenue Code (the "Code"). Acquiring currently has outstanding four classes of voting common stock.

     Acquiring's present investment objective is to provide shareholders with a high level of current income and safety of principal by investing at least a% of its total assets in adjustable rate securities consisting primarily of mortgage-backed and asset-backed securities issued or guaranteed by United States government agencies. However, it has been proposed that Acquiring's investment objectives be amended to providing high current income and low net asset value fluctuation by investing primarily in United States government securities.

     Target Fund is organized under the laws of State Y and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Target Fund has elected to be taxed as a regulated investment company ("RIC") under ss.ss. 851-855 of the Internal Revenue Code (the "Code"). Target Fund currently has outstanding four classes of voting common stock. Target Fund's investment objective is to provide shareholders with the highest possible current income consistent with the protection of capital by investing primarily in intermediate-term debt securities issued or guaranteed by the United States government, its agencies or instrumentalities.

     Acquiring and Target Fund have entered into an agreement and plan of reorganization for what are represented to be valid business reasons. Pursuant to the agreement, the transaction consists of the following steps:

(1) Target Fund will transfer all of its assets and liabilities to Acquiring in exchange solely for an equal value of newly issued Acquired voting common stock.

(2) Target Fund will distribute to its shareholders all of the Acquiring stock received in the transaction. Target Fund shareholders will receive shares of Acquiring on a pro rata basis, including fractional shares.

(3) Target Fund will liquidate and dissolve in accordance with the laws of State Y, and terminate its registration under the 1940 Act.

     After the transaction, Acquiring may sell up to 66% of the assets received in the transaction to unrelated parties, and will reinvest the proceeds consistent with its investment objectives and policies.

     The following representations have been made in connection with the proposed transaction:

(a) The fair market value of the Acquiring stock received by Target Fund shareholders will be approximately equal to the fair market value of the Target Fund stock surrendered in the exchange.

(b) There is no plan or intention by Target Fund shareholders who own 5 percent or more of Target Fund's stock, and to the best of the knowledge of the management of Target Fund, there is no plan or intention on the part of any other shareholders of Target Fund to sell, exchange, or otherwise dispose of a number of shares of Acquiring stock received in the Reorganization that would reduce such Target Fund shareholders' ownership of Acquiring stock to a number of shares having a value, as of the date of the Reorganization, of less than 50 percent of the value of all of the formerly outstanding stock of the target Fund as of the same date. For purposes of this representation, shares of Target Fund stock exchanged for cash or other property or surrendered by dissenters will be treated as outstanding stock of Target Fund on the date of the Reorganization. Moreover, shares of Target Fund stock and shares of Acquiring stock held by Target Fund shareholders and otherwise sold, redeemed, or disposed of prior to or subsequent to the Reorganization will be considered in making this representation.

(c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay its reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except for redemptions in the ordinary course of Target Fund's business as an open-end investment company as required by ss. 22(e) of the 1940 Act pursuant to a demand of a shareholder and regular, normal dividends) made by Target Fund immediately preceding the transfer will be included as assets of Target Fund held immediately prior to the transaction.

(d) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction except in connection with its legal obligations under ss. 22(e) of the 1940 Act.

(e) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target Fund acquired in the transaction, except for dispositions made in the ordinary course of business.

(f) Target Fund will distribute to its shareholders the stock of Acquiring received pursuant to the Plan of Reorganization.

(g) The liabilities of Target Fund assumed by Acquiring and any liabilities to which the transferred assets of Target Fund are subject were incurred by Target Fund in the ordinary course of its business.

(h) Following the Reorganization, Acquiring will continue the historic business of Target Fund or use a significant portion of Target Fund's historic business assets in the continuing business.

(i) Target Fund, Acquiring and the shareholders of Target Fund will pay their respective expenses, if any, incurred in connection with the Reorganization.

(j) There is no intercorporate indebtedness existing between Target Fund and Acquiring that was issued, acquired, or will be settled at a discount.

(k) Target Fund and Acquiring each qualify as regulated investment companies as defined in section 368(a)(2)(F) of the Code.

(l) The fair market value of the assets of Target Fund transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

(m) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target Fund.

(n) Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of section 368(a)(3)(A).

(o) Target Fund and Acquiring have elected to be taxed as RICs under ss. 851, and for all of their taxable periods (including the last short taxable period ending on the date of Reorganization, for Target Fund), have qualified for the special tax treatment afforded R1Cs under the Code. After the Reorganization, Acquiring intends to continue to so qualify.

(p) There is no plan or intention for Acquiring (the issuing corporation as defined in ss. 1.368-1(b)), or any person related (as defined in ss. 1.368-1(e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the proposed transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in a Target Fund in the proposed transaction, either directly or through any transaction, agreement, or arrangement with any other person.

(q) During the five year period ending on the date of the proposed transaction: (i) neither Acquiring, nor any person related (as defined in ss. 1.368-1(e)(3)) to Acquiring, will have acquired Target Fund stock with consideration other than Acquiring stock; (ii) neither Target Fund, nor any person related (as defined in ss. 1.368-1(e)(3) determined without regard to ss. 1.368-1(e)(3)(i)(A)) to Target Fund, will have acquired such Target Fund's stock with consideration other than Acquiring stock or Target Fund's stock, except for stock redeemed in the ordinary course of Target's business as an open-end investment company under ss. 22(e) of the 1940 Act; and (iii) no distributions will have been made with respect to Target Fund's stock (other than ordinary, normal, regular; dividend distributions made pursuant to Target's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for a) cash paid to dissenters and b) distributions described in ss.ss. 852 and 4982 of the Code.

(r) The aggregate value of the acquisitions, redemptions and distributions discussed in paragraphs (q) and (r), above, will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions and distributions) of the proprietary interest in Target Fund on the effective date of the proposed transaction.

(s) The four classes of common voting stock of acquiring are substantially similar to the corresponding four classes of common voting stock of Target Fund.

(t) Pursuant to the Reorganization, Target Fund shareholders will receive fractional shares of Acquiring in exchange for their fractional shares of Target Fund. No cash will be distributed in lieu of fractional shares.

     Based solely upon the information and representations set forth above, we hold as follows: `

(1) The acquisition by Acquiring of substantially all of the assets of Target Fund solely for Acquiring voting stock and the assumption by Acquiring of the liabilities of Target Fund, followed by the distribution of Acquiring voting stock by Target Fund, as described above, will qualify as a reorganization within the meaning of ss.ss. 368(a)(1)(C) and 368(a)(2)(G) of the Code. "Substantially all" means at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets of each Target Fund. Acquiring and Target Fund will each be "a party to a reorganization" within the meaning of ss. 368(b).

(2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all its assets to Acquiring solely in exchange for Acquiring voting common stock and the assumption by Acquiring of the liabilities of Target Fund (ss.ss. 357(a) and 361(a)).

(3) No gain or loss will be recognized by Target Fund upon the distribution of such Acquiring stock to Target Fund shareholders (ss. 361(c)).

(4) Acquiring will not recognize any gain or loss on the receipt of the assets of Target Fund in exchange for voting shares of Acquiring (ss.1032(a)).

(5) The basis of Target Fund assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target Fund immediately prior to the Reorganization (ss.362(b)).

(6) Acquiring's holding period for Target Fund's assets acquired will include the period during which such assets were held by Target Fund (ss. 1223(2)).

(7) No gain or loss will be recognized by the shareholders of Target Fund upon the receipt of voting common stock of Acquiring solely in exchange for their Target Fund shares, as described above (ss. 354(a)(1)).

(8) The basis of the Acquiring shares received by Target Fund shareholders will be the same as the basis of the Target Fund shares surrendered in exchange, therefor (ss. 358(a)(1)).

(9) The holding period of the Acquiring shares received by Target Fund shareholders in exchange for their Target Fund shares will include the period during which the exchanged Target Fund shares were held, provided that the Target Fund shares are held as a capital asset in the hands of the Target Fund shareholders on the date of the exchange (ss.1223(1)).

(10) Pursuant to ss. 381(b) of the Code and ss. 1.381(a)-1 of the Income Tax Regulations, the tax year of Target Fund will end on the date of the transfer.

(11) Acquiring will succeed to and take into account the items of Target described in ss. 381(c) of the Code, subject to the provisions and limitations specified in ss.ss. 381, 382, 383 and 384 of the Code and the regulations thereunder.

     No opinion is expressed about the federal income tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     Except as expressly provided herein, no opinion is expressed or implied concerning the tax consequences of any aspect of any transaction or item discussed or referenced in this letter. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or each Target Fund qualify as RICs that are taxable under Subchapter M, Part I of the Code.

     This ruling is directed only to the taxpayer(s) requesting it. Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

     In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

     A copy of this letter must be attached to any income tax return to which it is relevant.

                                     Sincerely,


                                     Associate Chief Counsel (Corporate)

                                     By:  /s/ Lewis K Brickates
                                         --------------------------------------
                                                  Lewis K Brickates
                                                  Assistant to Chief, Branch 2

cc:      Thomas A. Humphreys
         Brown & Wood LLP
         1 World Trade Center
         New York, NY 10048

         District Director, New Jersey
         Chief, Examinations Division